Summary of Significant Accounting Policies (Details) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Convertible notes payable and Warrants	11,577,718
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Convertible notes payable and Warrants	4,955,000
Convertible notes payable [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Convertible notes payable and Warrants	6,622,718